BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2018	Sep. 14, 2018	May 07, 2018	Apr. 05, 2018	Mar. 30, 2018	Mar. 26, 2018	Jan. 06, 2016
Interest expense
Interest capitalized - project assets	$ 15,462	$ 13,274	$ 47,881
Interest capitalized - solar power systems			3,113
Interest capitalized - property, plant, and equipment	1,182	1,010	819
Interest expense	106,032	117,971	69,723
Total interest incurred	122,676	$ 132,255	$ 121,536
Belgaum Renewable Energy Private Limited
BORROWINGS
Percentage of ownership interest							100.00%
Mcbride
BORROWINGS
Percentage of ownership interest						100.00%
Recurrent Energy Mxico Development, S. de R.L. de C.V
BORROWINGS
Percentage of ownership interest					100.00%
Credit facility
BORROWINGS
Maximum borrowing capacity	$ 2,550,067
Credit facility | Minimum
BORROWINGS
Floating interest rate (as a percent)	1.05%
Credit facility | Maximum
BORROWINGS
Floating interest rate (as a percent)	6.31%
Indian bank | Loan agreement for construction of solar power projects | Credit facility | Belgaum Renewable Energy Private Limited
BORROWINGS
Maximum borrowing capacity							$ 14,920
Outstanding balance of credit facility	$ 12,469
Prudential Insurance | Loan agreement for construction of solar power projects | Credit facility | Mcbride
BORROWINGS
Maximum borrowing capacity						$ 55,505
Outstanding balance of credit facility	47,250
Bank of Banco Nacional de Comercio Exterior | Loan agreement for construction of solar power projects | Credit facility | Recurrent Energy Mxico Development, S. de R.L. de C.V
BORROWINGS
Maximum borrowing capacity					$ 10,450
Outstanding balance of credit facility	8,762
Canadian Solar Projects K.K | Japanese financial institution | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity				$ 4,544					$ 2,726
Canadian Solar Projects K.K | Japanese financial institution | Loan agreement for long term working capital financing entered on March 26, 2018 | Credit facility
BORROWINGS
Outstanding balance of credit facility	2,726
Canadian Solar Projects K.K | Japanese financial institution | Loan agreement for long term working capital financing entered on October 31, 2018 | Credit facility
BORROWINGS
Outstanding balance of credit facility	4,544
Canadian Solar Japan K.K. | Mizuho Bank, Ltd | Loan agreement for long-term working capital financing | Credit facility
BORROWINGS
Maximum borrowing capacity										$ 8,361
Outstanding balance of credit facility	8,361
Lohas ECE 2 G.K. | Japanese bank | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity								$ 155,943
Outstanding balance of credit facility	$ 78,249